PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5: -PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost:

Computers, software and related equipment	$1,506	$1,431
Laboratory equipment and office furniture	3,674	3,367
Leasehold improvements	2,321	2,321

	7,501	7,119
Accumulated depreciation:

Computers, software and related equipment	1,351	1,264
Laboratory equipment and office furniture	3,114	3,001
Leasehold improvements	1,378	1,143

	5,843	5,408

Depreciated cost	$1,658	$1,711

F - 25

COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 5: -PROPERTY AND EQUIPMENT, NET (Cont.)

During 2021 and 2020 total cost of $26 and $220, respectively and total accumulated depreciation of $26 and $188, respectively were disposed from the consolidated balance sheets.

For the years ended December 31, 2021, 2020 and 2019, depreciation expenses were approximately $461, $715 and $989, respectively.